Pension Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Change in plan assets
Employer contributions	$ (122)	$ (150)	$ (143)
Components on the Consolidated Balance Sheets
Pension benefits asset	314	278
Liability for pension benefits	(284)	(136)
UK Pension Benefits
Change in benefit obligation
Benefit obligation, beginning of year	2,785	2,582
Service cost	41	37	35
Interest cost	121	109	108
Employee contributions	2	2
Actuarial loss (gain)	390	79
Benefits paid	(85)	(78)
Foreign currency changes	(168)	54
Benefit obligations, end of year	3,084	2,785	2,582
Change in plan assets
Fair value of plan assets, beginning of year	3,061	2,716
Actual return on plan assets	520	255
Employee contributions	2	2
Employer contributions	91	100
Benefits paid	(85)	(78)
Foreign currency changes	(191)	66
Fair value of plan assets, end of year	3,398	3,061	2,716
Funded status at end of year	314	276
Components on the Consolidated Balance Sheets
Pension benefits asset	314	276
Liability for pension benefits	0	0
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Curtailments	(2)
US Pension Benefits
Change in benefit obligation
Benefit obligation, beginning of year	864	958
Service cost	0	0	0
Interest cost	40	38	41
Employee contributions	0	0
Actuarial loss (gain)	183	(81)
Benefits paid	(36)	(51)
Foreign currency changes	0	0
Benefit obligations, end of year	1,051	864	958
Change in plan assets
Fair value of plan assets, beginning of year	757	708
Actual return on plan assets	65	60
Employee contributions	0	0
Employer contributions	20	40
Benefits paid	(36)	(51)
Foreign currency changes	0	0
Fair value of plan assets, end of year	806	757	$ 708
Funded status at end of year	(245)	(107)
Components on the Consolidated Balance Sheets
Pension benefits asset	0	0
Liability for pension benefits	$ (245)	$ (107)